Organization and Business Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Schedule of Wholly-owned Consolidated Subsidiaries
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Wholly-owned Consolidated Subsidiaries

Subsidiary	Date of Incorporation	Jurisdiction of Incorporation	Ownership Percentage	Direct or Indirect Ownership
Yerbaé Brands Co.	August 21, 2020	Delaware	100%	Direct
Yerbaé LLC(1)	May 18, 2016	Delaware	100%	Indirect

(1)	Yerbaé LLC is a wholly-owned subsidiary of Yerbaé Brands Co.